Property, vessels and equipment	12 Months Ended
Dec. 31, 2017
Property, vessels and equipment [Abstract]
Property, vessels and equipment
13	Property, vessels and equipment

Property, vessels and equipment at December 31, 2017 and 2016 are summarized as follows:

	2017
	Net balances at year start	Additions	Disposals	Transfers and others		Depreciation /impairment		Net balances at year end	Estimated useful lives (years)

Vessels	$8,028,276	$99	$2,113	$(6,424,674)	(a)	$483,338	(b)	$1,118,250	25
Shipyard	363	-	-	-		45		318	40
Major vessel maintenance	4,457	62,172	-	(1,266)		52,755		12,608	2.5
Buildings and facilities	253,396	-	-	-		11,192		242,204	20and 25
Warehousing equipment	1,242	-	-	-		595		647	10
Computer equipment	794	272	-	-		510		556	3 and 4
Terminal equipment	3,319	425	-	4,118		977		6,885	10
Ground transportation equipment	4,203	508	-	1,247		2,207		3,751	4.5 and 10
Other equipment	9,556	226	-	(67)		2,074		7,641
	8,305,606	63,702	2,113	(6,420,642)		553,693		1,392,860
Land	1,060,661	-	41	148,807		25,000		1,184,427
Construction in progress	198,605	16,520	13,127	(155,750)		-		46,248
	$9,564,872	$80,222	$15,281	$(6,427,585)		$578,693		$2,623,535

	2016
	Net balances at year start	Additions	Disposals		Transfers and others		Depreciation /impairment		Net balances at year end	Estimated useful lives (years)

Vessels	$8,131,363	$7,835	$-		$357,027	(a)	$467,949	(b)	$8,028,276	25
Shipyard	423	-	-		-		60		363	40
Major vessel maintenance	53,547	9,021	-		(208)		57,903		4,457	2.5
Buildings and facilities	186,937	11	4,531		80,593	(c)	9,614		253,396	20 and 25
Warehousing equipment	-	63	-		2,076		897		1,242	10
Computer equipment	552	254	-		465		477		794	3 and 4
Terminal equipment	4,120	488	-		6		1,295		3,319	10
Ground transportation equipment	5,506	1,734	915		290		2,412		4,203	4.5 and 10
Other equipment	13,330	419	-		467		4,660		9,556
	8,395,778	19,825	5,446		440,716		545,267		8,305,606
Land	880,620	-	81,568	(d)	261,609	(c)	-		1,060,661
Construction in progress	276,681	142,247	-		(220,323)		-		198,605
	$9,553,079	$162,072	$87,014		$482,002		$545,267		$9,564,872

All the amounts for depreciation and for loss from revaluation are included as part of the depreciation, amortization and loss from revaluation on the consolidated statements of profit or loss.

The accumulated depreciation on property, vessels and equipment at December 31, 2017 and 2016 is $313,926 and $561,113, respectively. The decrease is basically due to the recognition of the fair value of the vessels; therefore, its accumulated depreciation was cancelled.

(a)
In 2017 is comprised primarily for revaluation surplus by $941,957 net of reduction for deconsolidation of TMM DM in a total of $7,445,415. In 2016 relates to revaluation surplus by $207,669 and the acquisition of the TMM Colima tugboat in December 2016.

(b)	Includes $56,213 loss from revaluation of two vessels in 2017 and $23,304 loss from revaluation of two vessels in 2016.

(c)	In 2016 is mainly comprised of the revaluation surplus of $ 216,965 net of other transfers.

(d)
It includes the sale of a real property to Optimus on June 20, 2016, with a gain for a total of $111,212. (see Note 22). The receivable derived from this sale will be capitalized as described in Note 14 below. This transaction is considered a non-cash flow transaction for purposes of presentation in the consolidated statements of cash flows.

If the cost model had been used, the revalued carrying amounts for vessels, land and properties at December 31, 2017 and 2016, would be as follows:

	2017	2016
Vessels	$452,100	$5,758,150
Lands	715,616	715,616
Properties	156,888	161,527
	$1,324,604	$6,635,293

The revalued amounts include a revaluation surplus of $1,220,277 and $2,707,040 in 2017 and 2016, respectively, before taxes, which is not available for distribution to stockholders.

Fair value measurement
See Note 28 regarding the measuring of fair value for vessels and properties.

Guarantees
At December 31, 2017 and 2016, 5 vessels are securing financial debt with DVB Bank America, NV and B.V. Scheepswerf Damen Gorinchem, as well as the financial lease with FTAI Subsea 88. At December 31, 2016, 31 vessels were securing the Trust Certificates offering. Likewise, there are 2 properties in 2017 (3 properties in 2016) securing various bank loans.